Intangible Assets - Additional information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021
Disclosure of detailed information about intangible assets [line items]
intangible assets, acquired with a cost	₽ 173	₽ 1,056
charges and losses related to derecognition, impairment and disposal of intangible assets	682	₽ 203
Recoverable amount of the bank license	0
impairment loss, INTANGIBLE ASSETS	₽ 233
Oney Bank LLC [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of participation interests acquired			100.00%
Total cash consideration			₽ 615
Indefinite useful life license intangible assets recognized as of acquisition date			233
Cash and cash equivalents recognized as of acquisition date			375
Non-financial assets recognized on acquisition date			₽ 7
Bottom of range [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life , intangible assets	5 years